Derivatives (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2011
Derivatives (Textual) [Abstract]
Notional amount of pay-fixed interest rate swaptions	$ 1,000,000,000
Payments to purchase swaptions	$ 29,000,000
Indexed annuities as a fraction of annuity benefits	approximately one-third